PRIVATE PLACEMENT (Details Narrative)	9 Months Ended
Sep. 30, 2023 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share | $ / shares	$ 10.05
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	217,400
Sale of stock, price per share | $ / shares	$ 10.00
Private Placement [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	217,400
Sale of stock, price per share | $ / shares	$ 10.00
Sale of stock, consideration received on transaction | $	$ 2,174,000
Units description	Each Private Placement Unit consists of one Private Placement Share and one right (“Private Placement Right”). Each Private Placement Right will entitle the holder to receive one-seventh (1/7) ordinary share upon consummation of the initial business combination
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	900,000
Over-Allotment Option [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	234,500
Over-Allotment Option [Member] | Sponsor [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	234,500
Sale of stock, consideration received on transaction | $	$ 2,345,000